Income Taxes - Summary of Deferred Income Tax Assets (Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 216	$ 18
Deferred income tax liabilities	(2,907)	(2,205)
Deferred income tax (liability) asset	(2,691)	(2,187)	$ (2,453)
Deferred income tax recovery (expense) recognized in net income	273	273
Asset retirement obligations and accrued environmental costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	412	120
Deferred income tax recovery (expense) recognized in net income	(11)	(56)
Tax loss and other carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	261	13
Deferred income tax recovery (expense) recognized in net income	198	(105)
Pension and other post retirement benefits liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	130	124
Deferred income tax recovery (expense) recognized in net income	(44)	(22)
Long term debt [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	110
Deferred income tax recovery (expense) recognized in net income	(10)
Receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	58
Deferred income tax recovery (expense) recognized in net income	3
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	54	4
Deferred income tax recovery (expense) recognized in net income	13	(2)
Derivatives [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	17	13
Deferred income tax recovery (expense) recognized in net income	(15)
Other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	57	11
Deferred income tax recovery (expense) recognized in net income	(18)	(11)
Property plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(3,218)	(2,441)
Deferred income tax recovery (expense) recognized in net income	132	472
Goodwill and other intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(546)	(17)
Deferred income tax recovery (expense) recognized in net income	31
Other Liabilities1 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(26)	(14)
Deferred income tax recovery (expense) recognized in net income	$ (6)	$ (3)